Deposits (Tables)	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Deposits

Deposits are as follows:

		(In millions of yen)
	March 31, 2025	March 31, 2026
Payment:
PayPay Users' deposits (1)(2)	391,595	451,263
Subtotal	391,595	451,263
Financial service:
Deposits from customers in the banking business
Demand deposits	1,688,643	2,090,486
Time deposits	152,393	178,594
Deposits from customers in the securities intermediary business	142,236	221,374
Other	11,072	10,778
Subtotal	1,994,344	2,501,232
Total	2,385,939	2,952,495

(1)
PayPay Users' deposits are PayPay Balance and Other Items held by PayPay Users in PayPay Settlement Services. For further details of PayPay Balance and Other Items, refer to financial instruments section within Note 3, Material Accounting Policies.
(2)
PayPay Users' deposits include PayPay Money which PayPay Users can withdraw at users' discretion. The balance of PayPay Money amounts to 170,030 million yen and 212,179 million yen as of March 31, 2025 and 2026, respectively.